Label	Element	Value
BNY Mellon Global Dynamic Bond Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	October 15, 2021 BNY MELLON ADVANTAGE FUNDS, INC. BNY Mellon Global Dynamic Bond Income Fund Supplement to Current Summary Prospectus and Prospectus
Risk/Return [Heading]	rr_RiskReturnHeading	BNY Mellon Global Dynamic Bond Income Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Effective on or about November 1, 2021 (the "Effective Date"), the following information replaces and supersedes the first paragraph contained in the sections "Principal Investment Strategy" in the summary prospectus and "Fund Summary – Principal Investment Strategy" in the prospectus:

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in bonds and other instruments that provide investment exposure to global bond markets. The fund normally invests opportunistically in bonds and derivatives and other instruments that provide investment exposure to global bond and currency markets in seeking to produce positive returns across economic cycles. The fund seeks to provide a minimum average annual total return of USD 30-day Compounded SOFR plus 3%, before fees and expenses, over a five-year period. There can be no guarantee that the fund will be able to provide such returns and you may lose money by investing in the fund.